Registration No.33-58950
                                                     Registration No. 811-1705

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                     --------------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |_|

                Pre-Effective Amendment No.                                  |_|
                                            -------



                Post-Effective Amendment No.  9                              |X|
                                            -------



                                     AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940



                Amendment No.  62                                            |X|
                              -------



                        (Check appropriate box or boxes)
                         -------------------------------

                               SEPARATE ACCOUNT A
                                       of
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)
                            -------------------------


            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (212) 554-1234
                            -------------------------

                                  MARY P. BREEN
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                   -------------------------------------------


                  Please send copies of all communications to:
                               PETER E. PANARITES
                         Freedman, Levy, Kroll & Simonds
                    1050 Connecticut Avenue, N.W., Suite 825
                             Washington, D.C. 20036
                    ----------------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):


|X|     Immediately upon filing pursuant to paragraph (b) of Rule 485.

|_|     On May 1, 1998 pursuant to paragraph (b) of Rule 485.


|_|     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


|_|     On (date) pursuant to paragraph (a)(1) of Rule 485.

|_|     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

|_|     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

        Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 9 ("PEA") to the Form N-4 Registration Statement No. 2-74667 ("Registration Statement") of The Equitable Life Assurance Society of the United States and its Separate Account A is being filed solely for the purpose of filing electronically in Edgarized form, certain exhibits listed under Part C, and incorporating by reference other pertinent exhibits, filed electronically with Registration Statement No. 2-30070 on July 10, 1998.

                                     PART C
                                OTHER INFORMATION
                                -----------------

Item 24. Financial Statements and Exhibits
         ---------------------------------




         (b) Exhibits.


             The following exhibits are refiled electronically:







             3.   (a)   Sales Agreement, dated as of July 22, 1992, among
                        Equitable, Separate Account A and Equitable Variable
                        Life Insurance Company, as principal underwriter for the Hudson River Trust, originally filed with this Registration Statement No. 33-58950 on March 2, 1993, incorporated herein by reference to Exhibit 3(b) to Registration Statement 2-30070, filed electronically on July 10, 1998.

                  (b) Distribution and Servicing Agreement among Equico Securities, Inc., (now Equitable Financial Consultants, Inc.), and Equitable Variable, dated as of May 1, 1994, filed with this Registration Statement on March 24, 1995, refiled electronically herewith.

                  (c) Distribution Agreement by and between The Hudson River Trust and Equico Securities, Inc. (now EQ Financial Consultants, Inc.), dated as of January 1, 1995, originally filed with this Registration Statement No. 33-58950 on April 14, 1995, incorporated herein by reference to Exhibit 3(d) to Registration Statement No. 2-30070, filed electronically on July 10, 1998.

                  (d) Sales Agreement among Equico Securities, Inc. (now EQ Financial Consultants, Inc.), Equitable and Equitable's Separate Account A, Separate Account 301 and Separate Account No. 51 dated as of January 1, 1995, originally filed with this Registration Statement No. 33-58950 on April 14, 1995, incorporated herein by reference to
                        Exhibit 3(e) to Registration Statement No. 2-30070, filed electronically on July 10, 1998.

             4.   (a)   Form of group annuity contract for IRC Section 401(a)
                        Plans, previously filed with this Registration Statement
                        No. 33-58950 on March 2, 1993, refiled electronically herewith.

                  (b) Form of Group Annuity Contract between Equitable and Aurora Health Care, Inc. with respect to adding 403(b) Plans, previously filed with this Registration Statement No. 33-58950 on March 24, 1995, refiled electronically herewith.

             5. Form of application, previously filed with this Registration
                Statement No. 33-58950 on March 2, 1993, refiled electronically herewith.

             9. Opinion and Consent of Jonathan E. Gaines, Vice
                President and Associate General Counsel as to the legality of the securities being registered, previously filed with this Registration Statement No. 33-58950 on August 12, 1993, refiled electronically herewith.

             13.  (a)   Schedule for computation of Money Market Fund Yield
                        quotations, previously filed with this Registration
                        Statement No. 33-58950 on April 28, 1994, refiled electronically herewith.

                  (b) Separate Account A Performance Values Worksheets One-Year Standardized Performance for the Year Ending December 31, 1993, previously filed with this Registration Statement No. 33-58950 on April 28, 1994, refiled electronically herewith.

                                   SIGNATURES



          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 18th day of August, 1998.




                                SEPARATE ACCOUNT A OF THE EQUITABLE LIFE
                                ASSURANCE SOCIETY OF THE UNITED STATES
                                               (Registrant)

                                By:  The Equitable Life Assurance Society
                                          of the United States

                                By:   /s/ Maureen K. Wolfson
                                    ----------------------------
                                         Maureen K. Wolfson
                                           Vice President

                                   SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this Registration Statement or amendment thereto to be signed on its behalf, in the City and State of New York, on the 18th day of August, 1998.



                                THE EQUITABLE LIFE ASSURANCE SOCIETY
                                        OF THE UNITED STATES
                                             (Depositor)

                                By:   /s/ Maureen K. Wolfson
                                    ----------------------------
                                         Maureen K. Wolfson
                                           Vice President


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

Michael Hegarty                      President, Chief Operating Officer and
                                     Director

Edward D. Miller                     Chairman of the Board, Chief Executive
                                     Officer and Director

PRINCIPAL FINANCIAL OFFICER:

Stanley B. Tulin                     Vice Chairman of the Board, Chief
                                     Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

/s/ Alvin H. Fenichel                Senior Vice President and Controller
---------------------
Alvin H. Fenichel

August 18, 1998


DIRECTORS:

Francoise Colloc'h        Donald J. Greene           George T. Lowy
Henri de Castries         John T. Hartley            Edward D. Miller
Joseph L. Dionne          John H.F. Haskell, Jr.     Didier Pineau-Valencienne
Denis Duverne             Michael Hegarty            George J. Sella, Jr.
William T. Esrey          Mary R. (Nina) Henderson   Stanley B. Tulin
Jean-Rene Fourtou         W. Edwin Jarmain           Dave H. Williams
Norman C. Francis         G. Donald Johnston, Jr



By: /s/ Maureen K. Wolfson
    --------------------------
        Maureen K. Wolfson
        Attorney-in-Fact

        August 18, 1998

                                  EXHIBIT INDEX



EXHIBIT NO.                                               TAG VALUE
-----------                                               ---------


3.(b)  Distribution and Servicing Agreement, dated        EX-99.3b DIST AGREE
       as of May 1, 1994.

4.(a)  Form of Group Annuity Contract For IRC             EX-99.4a CONTRACT
       Section 401(a)

4.(b)  Form of Group Annuity Contract between Equitable   EX-99.4b CONTRACT
       and Aurora Health Care, Inc.

5.     Form of Application                                EX-99.5 APPLIC

9.     Opinion and Consent                                EX-99.9 OPINION

13.(a) Schedule of Yield Computation                      EX-99.13a SCHEDULE

13.(b) Performance Values Worksheets                      EX-99.13b FORMULAE